Convertible Notes, at fair value	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes, at fair value
Convertible Notes, at fair value
17.	Convertible Notes, at fair value

As of March 31, 2023 and 2022, the balance of convertible notes measured at fair value was summarized as below:

	March 31, 2023	December 31, 2022
Convertible notes, at fair value	366,261,610	354,080,264

As of March 31, 2023 and December 31, 2022, the unpaid principal balance of the Convertible Notes was US$ 50,000,000 (equivalent to RMB343,585,000 and RMB348,230,000 respectively). The difference between the fair value of the Convertible Notes and the unpaid principal balance of the Convertible Notes were US$3,300,000 (RMB22,676,610) and US$840,000 (RMB5,850,264) as of March 31, 2023 and December 31, 2022.

17.Convertible Notes, at fair value

Convertible Senior Notes due December 10, 2026 issued by the Company

On December 10, 2021, the Company issued convertible notes due December 10, 2026 (“Maturity Date”) in an aggregate principal amount of US$50,000,000 (“Private Notes”) to certain investors at 2% discount, resulting in cash proceeds of US$49,000,000. The Private Notes bear interest commencing from December 10, 2021, payable semi-annually in arrears on the interest payment dates falling on June 10 and December 10 of each year.

The key terms of Private Notes are summarized as follows:

Interest

For any interest payment period, the Company may, at its option, elect to pay interest on the Private Notes:

entirely in cash at 7.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 10.00% per annum on or after September 30, 2022;

entirely by increasing the principal amount of the outstanding Private Notes or by issuing additional Private Notes (“PIK Interest”) having an aggregate principal amount equal to the amount of interest then due and owing at 9.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 12% per annum on or after September 30, 2022.

17.Convertible notes, at fair value (continued)

Note Holders’ conversion right

At any time from (and including) the earlier of (i) September 30, 2022 and (ii) the date of closing of the Mergers until the Maturity Date, each holder of the Private Notes may, in its sole discretion, convert all of its Private Notes into a number of fully paid, validly issued and non-assessable ordinary shares of the Company. The initial conversion price is US$11.50 per share, and subject to changes based on adjustment mechanism provided in the contracts of the Private Notes. Subsequently, the conversion price was adjusted to US$10.85 per share in April 2023.

Company’s conversion option

If the Mergers occurs, at any time from the later of the date falling 24 months from December 10, 2021 and the effective date of the documents required by authorities, until the Maturity Date, the Company has the right, at its option, to convert all of the Private Notes outstanding at conversion price provided by the contracts of the Private Notes. The initial conversion price is US$11.50 per share, and subject to changes based on adjustment mechanism provided in the contracts of the Private Notes. Subsequently, the conversion price was adjusted to US$10.85 per share during the year ended December 31, 2022.

Repurchase

Each holder of a Private Note will have the right, after June 20, 2025, at its election, to require the Company to repurchase all of such holder’s Private Notes for a repurchase price at an amount in cash equal to the principal amount of such Private Notes plus accrued and unpaid interest.

Redemption

The Private Notes may be redeemed at the option of the Company in whole, but not in part, at any time before December 10, 2025, for a cash purchase price equal to the redemption price provided in the contract of the Private Notes based on the different scenarios.

Tax redemption

The Private Notes may be redeemed at the option of the Company in whole, but not in part, at a redemption price equal to 102% of the principal amount, plus accrued and unpaid interest, as a result of any change in tax law.

The Company considered the Private Notes were issued at discount. As a result, The Company made a one- time irrevocable policy election at Private Notes’ inception to elect the fair value option under ASC 825 and measure Private Notes at fair value. The fair value option election is made on an instrument-by-instrument basis. Subsequently, the component of fair value changes relating to the instrument specific credit risk of the Private Note is recognized in other comprehensive (loss)/income. Fair value changes, other than the impact of instrument specific credit risk is recognized in changes in fair value of financial instruments in the Consolidated Statement of Operations.

Replacement of Private Notes

On December 30, 2021, the Private Notes were replaced by convertible senior notes with no change of terms (the “Notes”). On December 30, 2021, such convertible senior notes have been registered on Singapore Exchange Limited under the security registration number US87251CAA45. The Notes bear interest commencing as of December 10, 2021, payable semi-annually in arrears on the interest payment dates falling on June 10 and December 10 of each year, commencing on June 10, 2022. The Notes mature on December 10, 2026.

17.Convertible notes, at fair value (continued)

The Company assessed that there were no changes in fair value of the replacement by the Notes immediately after the replacement compared to the fair value of Private Notes immediately before the replacement on the replacement date. As a result, the Company determined the replacement is subject to modification accounting in accordance with ASC 470-50.

As of December 31, 2022 and 2021, the balance of convertible notes measured at fair value was summarized as below:

	December 31, 2022	December 31, 2021
Convertible notes, at fair value	354,080,264	318,466,215

As of December 31, 2022 and December 31, 2021, the unpaid principal balance of the Convertible Notes was US$ 50,000,000 (equivalent to RMB348,230,000 and RMB318,785,000 respectively). The difference between the fair value of the Convertible Notes and the unpaid principal balance of the Convertible Notes were US$840,000 (RMB5,850,264) and US$50,000 (RMB318,785) as of December 31, 2022 and December 31, 2021, respectively. The changes in fair value due to instrument-specific credit risk was RMB1,520,393 and RMB548,029 for the years ended December 31, 2022 and 2021, respectively.